Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2018	Dec 31 2017
Site restoration costs(a)	$27,638	$33,975
Finance lease obligations(b)	198,374	204,242
Share-based compensation liability (note 13)	52,794	111,405
Cash flow hedges (note 18)	105,721	90,199
Defined benefit pension plans (note 20)	24,783	25,076
Land mortgage	30,242	—
Other	4,692	5,214
	444,244	470,111
Less current maturities	(46,146)	(65,226)
	$398,098	$404,885
a) Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2018, the total undiscounted amount of estimated cash flows required to settle the liabilities was $37.6 million (2017 - $44.9 million). The movement in the provision during the year is explained as follows:

	2018	2017
Balance at January 1	$33,975	$30,512
New or revised provisions	(7,036)	2,823
Accretion expense	699	640
Balance at December 31	$27,638	$33,975

b) Finance lease obligations:
As at December 31, 2018, the Company has finance lease obligations related to a methanol terminal and storage tanks in Geismar, Louisiana, an oxygen production facility in Trinidad, and two ocean-going vessels. Total finance lease payments for 2018 of $32.1 million include an interest component of $23.8 million.
Finance lease obligations are payable as follows:

	Lease payments	Interest component	Finance lease obligations
2019	$32,222	$22,990	$9,232
2020	32,614	22,001	10,613
2021	33,014	20,837	12,177
2022	33,422	19,473	13,949
2023	32,779	17,915	14,864
Thereafter	206,223	68,684	137,539
	$370,274	$171,900	$198,374

Provision for site restoration costs
The movement in the provision during the year is explained as follows:

	2018	2017
Balance at January 1	$33,975	$30,512
New or revised provisions	(7,036)	2,823
Accretion expense	699	640
Balance at December 31	$27,638	$33,975

Finance lease obligations payable
Finance lease obligations are payable as follows:

	Lease payments	Interest component	Finance lease obligations
2019	$32,222	$22,990	$9,232
2020	32,614	22,001	10,613
2021	33,014	20,837	12,177
2022	33,422	19,473	13,949
2023	32,779	17,915	14,864
Thereafter	206,223	68,684	137,539
	$370,274	$171,900	$198,374
The Company has future minimum lease payments under operating leases relating primarily to vessel charter, terminal facilities, office space, equipment and other operating lease commitments as follows:

As at December 31, 2018

2019	2020	2021	2022	2023	Thereafter
$79,692	$70,896	$49,325	$47,749	$55,147	$124,480